Shareholder Report, Holdings (Details)	Aug. 31, 2024
C000005539 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000005539 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000005539 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000005539 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000005539 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000005539 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005539 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005539 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000005539 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000005539 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000005539 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000005539 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005539 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005539 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005539 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005539 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000005539 | Other
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000193178 | AAA Rated
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000193178 | AA Rated
Holdings [Line Items]
Percent of Net Asset Value	52.80%
C000193178 | A Rated
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000193178 | BBB Rated
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000193178 | BB Rated and Below
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000193178 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000193178 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000193178 | Dedicated Tax Revenue
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000193178 | Educational Revenue
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000193178 | Air & Sea Transportation
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000193178 | Hospital Revenue
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000193178 | Electric Revenue
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000193178 | Housing Finance Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193178 | Water & Sewer Revenue
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000193178 | Industrial & Pollution Control Revenue
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000193178 | General Obligations - State
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000193178 | Other
Holdings [Line Items]
Percent of Net Asset Value	15.60%